UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08702

                    ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE ALL- MARKET ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--96.2%

Technology--22.9%
Communication Equipment--6.4%
Corning, Inc.(a)                                           50,100    $ 1,211,919
Juniper Networks, Inc.(a)                                  32,800        524,472
QUALCOMM, Inc.                                             32,200      1,290,254
                                                                     -----------
                                                                       3,026,645
                                                                     -----------
Computer Hardware/ Storage--4.4%
Apple Computer, Inc.(a)                                    37,000      2,113,439
                                                                     -----------
Computer Peripherals--1.7%
Network Appliance, Inc.(a)                                 22,700        801,310
                                                                     -----------
Internet Infrastructure--1.6%
eBay, Inc.(a)                                              26,240        768,570
                                                                     -----------
Internet Media--4.2%
Yahoo!, Inc.(a)                                            60,300      1,989,900
                                                                     -----------
Semiconductor Components--4.6%
Advanced Micro Devices, Inc.(a)                            34,300        837,606
Broadcom Corp. Cl. A(a)                                    44,900      1,349,245
                                                                     -----------
                                                                       2,186,851
                                                                     -----------
                                                                      10,886,715
                                                                     -----------
Finance--18.5%
Banking - Money Center--4.9%
JPMorgan Chase & Co.                                       26,500      1,113,000
UBS AG                                                     11,300      1,239,610
                                                                     -----------
                                                                       2,352,610
                                                                     -----------
Banking - Regional--1.0%
Northern Trust Corp.                                        8,600        475,580
                                                                     -----------
Brokerage & Money Management--9.3%
Franklin Resources, Inc.                                   12,500      1,085,125
Legg Mason, Inc.                                           13,400      1,333,568
Merrill Lynch & Co., Inc.                                  13,900        966,884
The Goldman Sachs Group, Inc.                               6,800      1,022,924
                                                                     -----------
                                                                       4,408,501
                                                                     -----------
Insurance--2.1%
American International Group, Inc.                         16,600        980,230
                                                                     -----------
Miscellaneous--1.2%
NYSE Group, Inc.(a)                                         8,600        588,928
                                                                     -----------
                                                                       8,805,849
                                                                     -----------
Health Care--15.9%
Biotechnology--3.8%
Genentech, Inc.(a)                                         21,300      1,742,340
Gilead Sciences, Inc.(a)                                      880         52,061
                                                                     -----------
                                                                       1,794,401
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Drugs--2.1%
Teva Pharmaceutical Industries Ltd. (ADR)                  32,300     $1,020,357
                                                                      ----------
Medical Products--1.6%
Alcon, Inc.                                                 7,600        748,980
                                                                      ----------
Medical Services--8.4%
Caremark RX, Inc.                                          24,000      1,196,880
Medco Health Solutions, Inc. (a)                           11,800        675,904
WellPoint, Inc.(a)                                         29,400      2,139,438
                                                                      ----------
                                                                       4,012,222
                                                                      ----------
                                                                       7,575,960
                                                                      ----------
Consumer Services--16.2%
Cellular Communications--1.1%
America Movil SA de CV Series L (ADR)                      15,600        518,856
                                                                      ----------
Restaurant & Lodging--5.6%
Hilton Hotels Corp.                                        22,900        647,612
Las Vegas Sands Corp.(a)                                    7,600        591,736
McDonald's Corp.                                           15,600        524,160
Starbucks Corp.(a)                                          7,600        286,976
Starwood Hotels & Resorts Worldwide, Inc.                  10,600        639,604
                                                                      ----------
                                                                       2,690,088
                                                                      ----------
Retail - General Merchandise--3.4%
Lowe's Cos., Inc.                                          15,400        934,318
Target Corp.                                               13,700        669,519
                                                                      ----------
                                                                       1,603,837
                                                                      ----------
Miscellaneous--6.1%
Google, Inc. Cl. A(a)(b)                                    6,915      2,899,667
                                                                      ----------
                                                                       7,712,448
                                                                      ----------
Energy--8.9%
Oil Service--8.9%
Baker Hughes, Inc.                                          2,900        237,365
BJ Services Co.                                             4,100        152,766
GlobalSantaFe Corp.                                        22,300      1,287,825
Halliburton Co.                                            30,700      2,278,247
Nabors Industries Ltd.(a)                                   8,400        283,836
                                                                      ----------
                                                                       4,240,039
                                                                      ----------
Aerospace & Defense--5.2%
Aerospace--5.2%
Rockwell Collins, Inc.                                      9,500        530,765
The Boeing Co.                                             23,400      1,916,694
                                                                      ----------
                                                                       2,447,459
                                                                      ----------
Consumer Staples--2.8%
Household Products--2.3%
Procter & Gamble Co.                                       19,500      1,084,200
                                                                      ----------

                                                      Shares
                                                   Contracts (c)
                                                   or Principal
                                                       Amount
Company                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
Retail Stores - Food--0.5%
Whole Foods Market, Inc.                                 4,000      $   258,560
                                                                    -----------
                                                                      1,342,760
                                                                    -----------
Capital Goods--2.8%
Electrical Equipment--1.1%
Emerson Electric Co.                                     6,300          528,003
                                                                    -----------
Miscellaneous--1.7%
United Technologies Corp.                               12,400          786,408
                                                                    -----------
                                                                      1,314,411
                                                                    -----------
Basic Industry--1.8%
Chemicals--1.8%
Monsanto Co.                                            10,300          867,157
                                                                    -----------
Multi Industry Companies--1.2%
Multi Industry Companies-1.2%
Textron, Inc.                                            6,000          553,080
                                                                    -----------
Total Common Stocks
   (cost $38,954,692)                                                45,745,878
                                                                    -----------
CALL OPTIONS PURCHASED(a)--2.8%
Alcon, Inc.
   expiring Aug '06 @ $120                                  55            1,100
Gilead Sciences, Inc.
   expiring Jan '07 @ $35                                  165          419,100
Teva Pharmaceutical
   expiring Jul '06 @ $35                                  135            2,700
The Procter & Gamble Co.
   expiring Jul '06 @ $30                                  195          516,750
WellPoint, Inc.
   expiring Jan '07 @ $45                                  140          409,500
                                                                    -----------
Total Call Options Purchased
   (cost $1,606,020)                                                  1,349,150
                                                                    -----------
PUT OPTIONS PURCHASED(a)--0.01%
Corning, Inc.
   expiring Jul '06 @ $20                                  500            2,500
Countrywide Financial Corp.
   expiring Jul '06 @ $40                                  130           24,700
                                                                    -----------
Total Put Options Purchased
   (cost $53,690)                                                        27,200
                                                                    -----------
SHORT-TERM INVESTMENT--4.7%
Time Deposit--4.7%
The Bank of New York
   4.25% 07/03/06
   (cost $2,223,000)                                   $ 2,223        2,223,000
                                                                    -----------
Total Investments--103.8%
   (cost $42,837,402)                                                49,345,228
Other assets less liabilities--(3.8%)                                (1,810,344)
                                                                    -----------
Net Assets--100%                                                    $47,534,884
                                                                    -----------

FUTURES CONTRACTS PURCHASED

                                                    Value at
             Number of   Expiration    Original     June 30,     Unrealized
Type         Contracts      Month        Value        2006      Appreciation
----------   ---------   ----------   ----------   ----------   ------------
NASDAQ 100               September
   Index         10         2006      $1,574,000   $1,591,500      $17,500

(a)  Non-income producing security.

(b) Position, or portion thereof, with an aggregate market value of $628,995 has been segregated to collateralize open futures contracts.

(c)  One contract relates to 100 shares unless otherwise indicated.

     Glossary:
     ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant Alliance All-Market Advantage Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


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